Earnings per share	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Earnings per share
8. Earnings per share
Basic earnings per share is calculated by dividing the profit or loss attributable to equity shareholders of the company (earnings) by the weighted average number of ordinary shares in issue during the year, excluding ordinary shares purchased by the company and held as treasury shares.
Diluted earnings per share is calculated by adjusting the weighted average number of ordinary shares to take
account of all dilutive potential ordinary shares and adjusting the profit attributable, if applicable, to account for any tax consequences that might arise from conversion of those shares.
Certain contingently issuable shares vested on 31 December 2023 and 31 December 2022 but had not yet been issued. These shares were considered dilutive but did not materially impact basic EPS.

All figures in £ millions	2024	2023	2022
Earnings for the year	435	380	244
Non-controlling interest	(1)	(2)	(2)
Earnings attributable to equity shareholders	434	378	242
Weighted average number of shares (millions)	673.0	711.5	738.1
Effect of dilutive share options (millions)	11.0	5.8	3.9
Weighted average number of shares (millions) for diluted earnings	684.0	717.3	742.0
Earnings per share (in pence per share)
Basic	64.5p	53.1p	32.8p
Diluted	63.5p	52.7p	32.6p